Commitments and Contingencies - Derivative Commitments (Details)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Derivative, liability position, fair value	$ 110,000,000
Collateral posted, fair value	111,000,000
GMWB product derivatives
Loss Contingencies [Line Items]
Collateral posted, fair value	$ 0